Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Management of covenants (Details) € in Millions, د.م. in Millions, £ in Millions, in Billions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 MAD (د.م.)	Dec. 31, 2020 XAF ( )	Dec. 31, 2016 EUR (€)	Dec. 21, 2016 EUR (€)
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 164	£ 3,150
Medi Telecom [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	220		د.م. 2,396
Orange Cote d'Ivoire [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	170
Orange Cote d'Ivoire [member] | Switzerland, Francs
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value |				112
Orange Cameroon [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 110			72
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value					€ 6,000	€ 6,000